Dividends	6 Months Ended
Sep. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
Dividends
10. Dividends

	Pence per share	Cash dividend paid £m	Scrip dividend £m
Ordinary dividends
Final dividend in respect of the year ended 31 March 2024	39.12	811	643
Interim dividend in respect of the year ended 31 March 2024	19.40	393	320
Final dividend in respect of the year ended 31 March 2023	37.60	1,325	56

For comparability purposes the table below presents dividends per share adjusted for a factor of 1.0811 to reflect the bonus element of the Rights Issue:

	Pence per share (actual)	Impact of Rights Issue	Pence per share (adjusted)
Ordinary dividends
Final dividend in respect of the year ended 31 March 2024	39.12	(2.93)	36.19
Interim dividend in respect of the year ended 31 March 2024	19.40	(1.46)	17.94
Final dividend in respect of the year ended 31 March 2023	37.60	(2.82)	34.78

The Directors are proposing an interim dividend of 15.84 pence per share to be paid in respect of the year ending 31 March 2025. This would absorb £774 million of shareholders’ equity.
A final dividend for the year ended 31 March 2024 of 39.12 pence per share was paid in August 2024. The cash dividend paid was £811 million with an additional £643 million settled via a scrip issue.